Shareholder Report, Line Graph (Details) 74200007800_Franklin Connecticut Tax-Free Income Fund_Class R6_TSR Annual {Class R6} - USD ($)											12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2026
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	$ 11,228	$ 10,855	$ 10,233	$ 11,073	$ 11,174	$ 11,097	$ 10,385	$ 10,084	$ 10,074	$ 10,000	$ 11,797
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	$ 12,112	$ 11,764	$ 11,159	$ 11,759	$ 11,837	$ 11,713	$ 10,700	$ 10,276	$ 10,025	$ 10,000	$ 12,713